PROPERTY, PLANT AND EQUIPMENT - Depreciation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Depreciation and amortisation expense
Depreciation of property, plant and equipment	¥ 7,152,170	¥ 7,100,776	¥ 7,505,687
Net carrying amount of property, plant and equipment		103,408,976	99,608,295	$ 15,423,472	¥ 100,638,000
Interest attributable to the construction of property, plant and equipment
Less: interest expense capitalized in property, plant and equipment	¥ 123,571	289,499	¥ 517,589
Additional information
Carrying value of temporarily idle property, plant and equipment		952,000			750,000
Property, plant and equipment, pledged as security		¥ 4,946,338			5,191,185
Minimum
Interest attributable to the construction of property, plant and equipment
Capitalization rate during the year	4.00%	4.00%	4.54%
Maximum
Interest attributable to the construction of property, plant and equipment
Capitalization rate during the year	6.68%	6.96%	7.00%
Cost of sales
Depreciation and amortisation expense
Depreciation of property, plant and equipment	¥ 6,991,119	¥ 6,930,180	¥ 7,296,290
General and administrative expenses
Depreciation and amortisation expense
Depreciation of property, plant and equipment	155,916	163,989	202,792
Selling and distribution expenses
Depreciation and amortisation expense
Depreciation of property, plant and equipment	¥ 5,135	6,607	6,605
Accumulated amortization and impairment
Depreciation and amortisation expense
Net carrying amount of property, plant and equipment		(74,065,255)			(84,629,834)
Buildings
Depreciation and amortisation expense
Net carrying amount of property, plant and equipment		40,777,331	38,748,649		42,265,159
Buildings | Accumulated amortization and impairment
Depreciation and amortisation expense
Net carrying amount of property, plant and equipment		(19,439,167)			(20,923,095)
In process applications, Ownership certificates of buildings
Depreciation and amortisation expense
Net carrying amount of property, plant and equipment		¥ 7,315,000			¥ 7,616,000
Carrying value to total asset value (as a percent)		3.60%		3.65%	3.65%
Machinery
Depreciation and amortisation expense
Net carrying amount of property, plant and equipment		¥ 49,487,287	47,847,491		¥ 52,962,082
Machinery | Accumulated amortization and impairment
Depreciation and amortisation expense
Net carrying amount of property, plant and equipment		(52,143,229)			(61,397,800)
Construction in progress
Depreciation and amortisation expense
Net carrying amount of property, plant and equipment		12,359,952	¥ 12,315,564		3,885,632
Construction in progress | Accumulated amortization and impairment
Depreciation and amortisation expense
Net carrying amount of property, plant and equipment		¥ (151,835)			¥ (120,363)